Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 5,073	$ 4,650
Fair value of plan assets	3,769	3,355
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	5,073	4,650
Accumulated benefit obligation	4,625	4,310
Fair value of plan assets	$ 3,769	$ 3,355